SUBSEQUENT EVENTS (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	Aug. 31, 2022	Jul. 29, 2022	Apr. 25, 2022	Sep. 30, 2021	Apr. 26, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Aug. 02, 2022	Sep. 30, 2020	Sep. 30, 2019
Number of warrants issued				320,000				320,000
Exercise price of warrants				$ 1.63		$ 1.68		$ 1.63		$ 0.73	$ 0.68
Non-revolving line of credit
Related party interest expense						$ 331,548	$ 0
Excel Family Partners, LLLP | Non-revolving line of credit
Interest rate			12.00%
Loan term			18 months
Proceeds from loans			$ 2,022,000.000
Number of aggregate exercisable warrant shares			1,149,425
Exercise price of warrants			$ 1.75
Paycheck Protection Program, CARES Act Loan [Member]
Proceeds from loans					$ 486,638
Subsequent event
Aggregate principal and accrued interest	$ 15,053,730
Subsequent event | Industrial Funding Group, Inc.
Maximum borrowing capacity		$ 4,000,000.0
Line of credit, Accordion feature		$ 10,000,000
Line of credit									$ 2,000,000.0
Loan term		24 months
Number of aggregate exercisable warrant shares		888,997
Exercise price of warrants		$ 1.75
Subsequent event | Industrial Funding Group, Inc. | Prime rate | Maximum
Loan interest rate		4.00%
Subsequent event | Industrial Funding Group, Inc. | Prime rate | Minimum
Loan interest rate		0.00%
Subsequent event | Industrial Funding Group, Inc. | Excel Family Partners, LLLP
Number of aggregate exercisable warrant shares		314,285
Cash payments		$ 22,000
Period for making cash payments		6 months
Percentage of outstanding principal amount		1.00%
Subsequent event | Industrial Funding Group, Inc. | Eagle Investment Group, LLC.
Number of aggregate exercisable warrant shares		574,712
Subsequent event | Senior Secured Promissory Debentures and the New Debentures
Aggregate principal and accrued interest	5,272,822
Subsequent event | Non-Revolving Line of Credit Loan Agreements
Aggregate principal and accrued interest	6,200,000
Subsequent event | Revolving loan credit facility
Aggregate principal and accrued interest	$ 2,000,000.0